CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating activities:
Net income (loss) for the year	$ 6,647	$ (13,216)
Adjustments for:
Depreciation and depletion	64,208	52,977
Write-off of deferred stripping asset	0	7,123
Finance expense	17,476	13,849
Gain on derivatives, net	0	(37)
Deferred income tax expense	22,774	9,907
Interest and other income	(609)	(634)
Share-based payments	2,720	983
Unrealized foreign exchange loss	194	2,670
Operating cash flow before working capital changes	113,410	73,622
Change in non-cash working capital	9,828	(18,660)
Cash provided by operating activities	123,238	54,962
Investing activities:
Expenditures on mineral properties, plant and equipment	(123,815)	(132,355)
VAT refund relating to development activities	0	25,979
Interest received	464	435
Cash provided by (used for) investing activities	(123,351)	(105,941)
Financing activities:
Shares issued for cash, net of share issuance costs	3,572	5,235
Interest and associated withholding tax paid	(13,623)	(5,859)
Loan modification fees	0	(3,275)
Cash provided by (used for) financing activities	(10,051)	(3,899)
Impact of foreign exchange on cash and cash equivalents	(181)	(247)
Increase (decrease) in cash and cash equivalents for the year	(10,345)	(55,125)
Cash and cash equivalents, beginning of year	59,675	114,800
Cash and cash equivalents, end of year	$ 49,330	$ 59,675